Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Schedule Of Stock-Based Compensation Expense

	2011	2010	2009
Stock-based compensation expense, net of related tax benefits	$7,262	$5,874	$5,194
Stock-based compensation related tax benefits	4,451	3,600	3,184

Schedule Of Stock Options Activity

	2011		2010		2009
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	369	$28.04	651	$27.49	731	$27.12
Exercised during the year	(192)	28.75	(273)	26.67	(66)	23.18
Forfeited or expired during the year	—	—	(9)	29.51	(14)	28.88

Outstanding and exercisable at year end	177	$27.28	369	$28.04	651	$27.49

Schedule Of Aggregate Intrinsic Value Of Outstanding And Exercisable Options

	2011	2010	2009
Outstanding and exercisable	$2,697	$3,186	$1,695
Exercised	1,949	1,689	294

Summary Of Market Prices Of Common Stock

	December 31, 2011	December 31, 2010	December 31, 2009
Market value of Southwest Gas stock	$42.49	$36.67	$28.53

Schedule Of Stock Options Outstanding And Exercisable

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted- average remaining contractual life	Weighted- average exercise price
$20.49 to $23.40	52	2.1 Years	$22.45
$24.50 to $26.10	58	3.3 Years	$25.81
$29.08 to $33.07	67	4.5 Years	$32.29

Schedule Of Nonvested Performance And Restricted Stock Unit Plans

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	366	$27.54	170	$27.42
Granted	125	37.87	92	37.87
Dividends	11		5
Forfeited or expired	(4)	30.11	(2)	30.50
Vested and issued*	(137)	29.52	(89)	28.45

Nonvested/unissued at December 31, 2011	361	$30.66	176	$32.65

*Includes shares converted for taxes and retiree payouts.